Condensed Statements of Comprehensive Loss - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Profit or loss [abstract]
Revenues	₪ 483	₪ 1,475	₪ 2,720
Cost of revenues	(398)	(1,008)	(1,968)
Gross profit	85	467	752
Research and development expenses, net	(8,897)	(12,188)	(22,861)
Selling and marketing expenses	(2,406)	(1,449)	(3,787)
General and administrative expenses	(4,460)	(4,468)	(8,327)
Operating loss	(15,678)	(17,638)	(34,223)
Financing expenses	(1,242)	(800)	(1,219)
Financing income	636	685	1,607
Financing income (expenses), net	(606)	(115)	388
Loss for the period	(16,284)	(17,753)	(33,835)
Comprehensive loss for the period	₪ (16,284)	₪ (17,753)	₪ (33,835)
Basic loss per share (in New Shekels per share)	₪ (0.21)	₪ (0.64)	₪ (1.08)
Weighted average of number of shares used to calculate the basic loss per share (in Shares)	79,171,297	27,839,012	31,380,359